Financial Instruments - Derivative Financial Instruments and Hedging Activities - Footnotes (Details) $ in Millions	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Amount of pre-tax loss to be reclassified	$ (72)
Foreign currency long-term debt [Member]
Derivative [Line Items]
Principal amount	4,800
Unsecured Debt [Member]
Derivative [Line Items]
Principal amount	$ 1,900